UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-08216

Registrant Name:	PIMCO Strategic Income Fund, Inc.

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	September 30, 2015

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Strategic Income Fund, Inc.

September 30, 2015 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 257.7%
BANK LOAN OBLIGATIONS 2.4%
Energy Future Intermediate Holding Co. LLC
4.250% due 06/19/2016		$7,138	$7,126
iHeartCommunications, Inc.
6.944% due 01/30/2019		900	749
Sequa Corp.
5.250% due 06/19/2017		491	418

Total Bank Loan Obligations (Cost $8,517)			8,293

CORPORATE BONDS & NOTES 28.2%
BANKING & FINANCE 18.4%
Barclays Bank PLC
14.000% due 06/15/2019 (c)	GBP	1,300	2,534
Blackstone CQP Holdco LP
9.296% due 03/19/2019		$12,068	11,033
BNP Paribas S.A.
7.375% due 08/19/2025 (c)		2,800	2,821
Cantor Fitzgerald LP
7.875% due 10/15/2019 (f)		1,200	1,321
Exeter Finance Corp.
9.750% due 05/20/2019		2,400	2,406
International Lease Finance Corp.
6.750% due 09/01/2016 (f)		2,000	2,073
Jefferies LoanCore LLC
6.875% due 06/01/2020		1,417	1,360
KGH Intermediate Holdco LLC
8.500% due 08/08/2019 (d)		4,388	3,965
LBG Capital PLC
15.000% due 12/21/2019	GBP	2,600	5,526
15.000% due 12/21/2019	EUR	200	330
Navient Corp.
5.500% due 01/15/2019		$1,000	932
8.450% due 06/15/2018 (f)		1,940	1,999
Pinnacol Assurance
8.625% due 06/25/2034 (d)		2,600	2,741
Rabobank Group
6.875% due 03/19/2020	EUR	2,000	2,634
11.000% due 06/30/2019 (c)(f)		$4,166	5,138
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	3,200	3,505
6.125% due 02/07/2022		$2,000	2,038
SL Green Realty Corp.
7.750% due 03/15/2020 (f)		4,500	5,341
Springleaf Finance Corp.
6.500% due 09/15/2017		500	520
6.900% due 12/15/2017		500	524
Vnesheconombank Via VEB Finance PLC
5.942% due 11/21/2023		5,200	4,788

			63,529

INDUSTRIALS 4.3%
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		1,334	1,101
9.000% due 02/15/2020 ^		66	55
CVS Pass-Through Trust
7.507% due 01/10/2032		873	1,082
Dynegy, Inc.
6.750% due 11/01/2019		160	161
Enterprise Inns PLC
6.875% due 05/09/2025	GBP	20	31
Forbes Energy Services Ltd.
9.000% due 06/15/2019		$240	155
iHeartCommunications, Inc.
9.000% due 03/01/2021		400	335
Millar Western Forest Products Ltd.
8.500% due 04/01/2021		48	35
Rockies Express Pipeline LLC
6.875% due 04/15/2040		213	198
Russian Railways via RZD Capital PLC
3.374% due 05/20/2021	EUR	3,300	3,228
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		$1,000	1,024

UAL Pass-Through Trust
6.636% due 01/02/2024 (f)	1,853	1,977
9.750% due 07/15/2018 (f)	394	429
10.400% due 05/01/2018 (f)	1,128	1,210
UCP, Inc.
8.500% due 10/21/2017	3,700	3,719

		14,740

UTILITIES 5.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	4,000	4,386
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023 (f)	8,850	8,210
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034	2,600	2,840
Illinois Power Generating Co.
6.300% due 04/01/2020	115	97
7.950% due 06/01/2032	273	236
Petrobras Global Finance BV
2.429% due 01/15/2019	3,800	2,632
3.214% due 03/17/2020	150	103
5.750% due 01/20/2020	140	105
7.875% due 03/15/2019	500	412

		19,021

Total Corporate Bonds & Notes (Cost $97,542)		97,290

MUNICIPAL BONDS & NOTES 0.4%
WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,720	1,504

Total Municipal Bonds & Notes (Cost $1,621)		1,504

U.S. GOVERNMENT AGENCIES 132.9%
Fannie Mae
2.190% due 12/01/2030	185	189
2.325% due 04/01/2030	1	1
2.385% due 09/01/2028	8	8
2.479% due 03/01/2032	84	84
2.487% due 11/01/2027	55	56
2.500% due 12/25/2027 (a)	6,665	578
2.570% due 12/01/2028	48	50
2.625% due 03/01/2031	65	66
3.000% due 01/01/2046	21,000	21,251
3.500% due 03/01/2045 - 09/01/2045	209,000	218,111
4.000% due 03/01/2045	39,000	41,535
4.250% due 11/25/2024 - 03/25/2033	525	572
4.500% due 09/01/2023 - 08/01/2041 (f)	3,730	4,017
4.500% due 11/01/2045	14,000	15,181
5.000% due 12/01/2018	2	2
5.000% due 01/25/2038 - 07/25/2038 (f)	17,165	19,056
5.500% due 12/25/2016 - 07/25/2024	31	34
5.500% due 11/25/2032 - 04/25/2035 (f)	9,964	11,055
5.750% due 06/25/2033	42	48
5.763% due 12/25/2042	45	52
5.807% due 08/25/2043 (f)	2,500	2,869
6.000% due 02/25/2017 - 12/01/2032	441	499
6.000% due 12/01/2032 - 01/25/2044 (f)	13,679	15,564
6.377% due 10/25/2042	22	25
6.391% due 02/25/2042 (f)	746	875
6.500% due 10/01/2018 - 11/01/2047	2,067	2,343
6.500% due 09/01/2028 - 06/25/2044 (f)	9,539	11,049
6.849% due 09/25/2041 (f)	737	843
6.850% due 12/18/2027	21	25
7.000% due 03/01/2016 - 01/01/2047	2,071	2,344
7.000% due 05/01/2017 - 03/25/2045 (f)	1,455	1,654
7.061% due 10/25/2042 (f)	544	635
7.500% due 06/01/2017 - 03/25/2044	633	731
7.500% due 05/01/2022 - 06/25/2044 (f)	1,874	2,208
7.700% due 03/25/2023	29	33
7.845% due 06/19/2041 (f)	1,064	1,191
8.000% due 09/25/2021 - 06/01/2032	368	408
8.000% due 05/01/2030 - 10/01/2031 (f)	253	296
8.500% due 09/25/2021 - 06/25/2030	464	521
8.500% due 06/18/2027 (f)	522	604
9.441% due 05/15/2021	178	198
9.928% due 07/15/2027	65	72
Freddie Mac
2.262% due 12/01/2026	7	7
2.374% due 09/01/2031	37	38
2.408% due 04/01/2033	4	4

4.000% due 11/01/2045		3,000	3,188
5.000% due 02/15/2024		13	14
5.500% due 04/01/2039 - 06/15/2041 (f)		10,095	11,398
6.000% due 09/15/2016 - 03/15/2035		1,324	1,494
6.000% due 04/01/2017 - 02/15/2032 (f)		3,486	3,960
6.104% due 07/25/2032		152	176
6.500% due 11/01/2016 - 09/01/2047		2,103	2,430
6.500% due 10/15/2023 - 03/25/2044 (f)		10,041	11,584
6.900% due 09/15/2023		466	520
6.950% due 07/15/2021		220	245
7.000% due 04/01/2016 - 10/25/2043		2,848	3,172
7.000% due 08/01/2021 - 02/25/2043 (f)		5,484	6,305
7.500% due 01/01/2016 - 02/25/2042		472	526
7.500% due 05/15/2024 - 05/01/2032 (f)		3,138	3,656
8.000% due 08/15/2022 - 04/15/2030		136	154
8.000% due 12/01/2026 (f)		259	292
Ginnie Mae
4.000% due 09/01/2045		20,000	21,325
6.000% due 04/15/2029 - 11/15/2038 (f)		2,709	3,113
6.000% due 08/15/2031 - 12/15/2038		63	71
6.500% due 11/20/2024 - 10/20/2038		141	151
6.500% due 04/15/2032 - 05/15/2032 (f)		824	973
7.000% due 04/15/2024 - 06/15/2026		67	74
7.500% due 01/15/2017 - 03/15/2029		266	277
7.500% due 03/15/2026 - 01/15/2029 (f)		800	871
8.000% due 01/15/2017 - 11/15/2022		16	16
8.500% due 10/15/2016 - 02/15/2031		12	13
9.000% due 11/15/2016 - 11/15/2019		96	96
9.000% due 11/15/2019 - 01/15/2020 (f)		57	62
Small Business Administration
4.625% due 02/01/2025		194	208
5.510% due 11/01/2027		707	795
5.780% due 08/01/2027		67	76
5.820% due 07/01/2027		63	71
6.300% due 06/01/2018		50	53
7.200% due 06/01/2017		7	7
7.700% due 07/01/2016		2	2
Vendee Mortgage Trust
6.500% due 03/15/2029		238	277
6.750% due 02/15/2026 - 06/15/2026		160	185
7.500% due 09/15/2030		3,271	3,987

Total U.S. Government Agencies (Cost $448,784)			458,799

U.S. TREASURY OBLIGATIONS 33.9%
U.S. Treasury Notes
2.000% due 09/30/2020 (f)(h)(j)		51,000	52,491
2.250% due 04/30/2021 (f)(h)(j)		62,000	64,361

Total U.S. Treasury Obligations (Cost $113,888)			116,852

MORTGAGE-BACKED SECURITIES 41.8%
Adjustable Rate Mortgage Trust
2.550% due 07/25/2035		1,105	1,019
2.749% due 08/25/2035		3,210	3,151
Banc of America Mortgage Trust
2.646% due 02/25/2035		35	34
Banc of America Re-REMIC Trust
5.686% due 04/24/2049		2,833	2,957
BCAP LLC Trust
0.403% due 07/26/2036		211	160
2.662% due 06/26/2035		43	38
2.713% due 10/26/2036		3,927	3,455
2.725% due 10/26/2033		130	112
3.459% due 03/26/2036		33	34
Bear Stearns ALT-A Trust
2.838% due 08/25/2036 ^		519	391
Bear Stearns Commercial Mortgage Securities Trust
7.000% due 05/20/2030		2,057	2,178
Celtic Residential Irish Mortgage Securitisation PLC
0.137% due 11/13/2047	EUR	6,495	6,772
0.849% due 12/14/2048	GBP	5,761	7,969
Citigroup Mortgage Loan Trust, Inc.
7.000% due 09/25/2033		$5	5
Countrywide Alternative Loan Trust
0.404% due 07/25/2046 ^		3,186	2,586
0.411% due 12/20/2046		11,192	8,371
5.500% due 05/25/2022 ^		71	62
6.250% due 08/25/2037 ^		933	801
6.500% due 07/25/2035 ^		806	653
Countrywide Home Loan Mortgage Pass-Through Trust
0.514% due 03/25/2035		3,176	2,503
3.126% due 08/25/2034		932	847
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 11/25/2034		1,980	2,150
7.500% due 06/25/2035		308	325

Credit Suisse Commercial Mortgage Trust
5.695% due 09/15/2040		2,306	2,432
Credit Suisse First Boston Mortgage Securities Corp.
1.344% due 03/25/2034 ^		643	621
7.000% due 02/25/2034		799	864
Credit Suisse Mortgage Capital Certificates
6.500% due 03/25/2036 ^		1,461	977
Emerald Mortgages PLC
0.136% due 07/15/2048	EUR	3,396	3,609
GMAC Mortgage Corp. Loan Trust
3.268% due 08/19/2034		$225	215
GSAA Trust
6.000% due 04/01/2034		1,393	1,465
GSMPS Mortgage Loan Trust
6.746% due 06/19/2027		56	56
7.000% due 06/25/2043		3,849	4,146
8.000% due 09/19/2027		833	853
GSR Mortgage Loan Trust
0.524% due 12/25/2034		655	593
1.860% due 03/25/2033		4	4
6.500% due 01/25/2034		370	389
HarborView Mortgage Loan Trust
4.358% due 06/19/2036 ^		1,638	1,136
JPMorgan Commercial Mortgage-Backed Securities Trust
5.703% due 03/18/2051		4,000	4,238
JPMorgan Mortgage Trust
2.724% due 10/25/2036 ^		4,048	3,840
5.500% due 08/25/2022 ^		51	50
5.500% due 06/25/2037		829	823
Lehman XS Trust
1.044% due 09/25/2047		7,519	6,177
Luminent Mortgage Trust
0.364% due 12/25/2036		2,698	2,180
MASTR Adjustable Rate Mortgages Trust
3.077% due 10/25/2034		1,314	1,158
MASTR Alternative Loan Trust
6.250% due 07/25/2036		636	556
6.500% due 03/25/2034		984	1,060
7.000% due 04/25/2034		76	79
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		5,181	5,258
7.500% due 07/25/2035		2,742	2,755
Morgan Stanley Resecuritization Trust
2.040% due 12/26/2046		8,131	5,926
NAAC Reperforming Loan REMIC Trust
7.000% due 10/25/2034 ^		1,437	1,468
7.500% due 03/25/2034		3,860	3,830
7.500% due 10/25/2034 ^		4,312	4,575
Newgate Funding PLC
1.212% due 12/15/2050	EUR	2,756	2,830
1.462% due 12/15/2050		2,756	2,673
1.588% due 12/15/2050	GBP	3,796	5,248
1.838% due 12/15/2050		3,118	4,339
RBSSP Resecuritization Trust
6.000% due 02/26/2037		$4,268	3,359
6.250% due 12/26/2036		7,118	4,893
Residential Accredit Loans, Inc. Trust
6.000% due 08/25/2035 ^		2,472	2,292
Residential Asset Mortgage Products Trust
7.000% due 08/25/2016		25	25
8.500% due 10/25/2031		680	767
8.500% due 11/25/2031		1,109	1,207
Structured Asset Mortgage Investments Trust
1.699% due 08/25/2047 ^		4,036	3,383
Structured Asset Securities Corp. Mortgage Loan Trust
7.500% due 10/25/2036 ^		3,603	3,318
WaMu Mortgage Pass-Through Certificates Trust
2.470% due 05/25/2035		502	503
Washington Mutual Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		210	223
7.500% due 04/25/2033		593	638
Wells Fargo Mortgage-Backed Securities Trust
2.685% due 06/25/2035		488	493
2.705% due 04/25/2036 ^		59	58

Total Mortgage-Backed Securities (Cost $130,527)			144,155

ASSET-BACKED SECURITIES 15.6%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021		217	127
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.719% due 11/25/2032 ^		330	10
Bear Stearns Asset-Backed Securities Trust
0.639% due 09/25/2034		832	770

Citigroup Mortgage Loan Trust, Inc.
0.354% due 12/25/2036		5,731	3,790
0.454% due 03/25/2037		8,865	6,896
Conseco Finance Securitizations Corp.
7.960% due 05/01/2031		1,766	1,347
7.970% due 05/01/2032		276	175
Conseco Financial Corp.
6.530% due 02/01/2031		175	177
7.050% due 01/15/2027		280	285
Countrywide Asset-Backed Certificates
0.324% due 12/25/2036 ^		4,776	4,242
0.334% due 06/25/2047 ^		12,806	10,040
0.394% due 06/25/2047		9,165	6,843
0.484% due 06/25/2037		8,449	5,243
4.978% due 07/25/2036		11,700	10,595
Credit-Based Asset Servicing and Securitization LLC
6.020% due 12/25/2037		947	996
Green Tree Servicing LLC
8.970% due 04/25/2038		1,270	1,317
Greenpoint Manufactured Housing
8.300% due 10/15/2026		1,000	1,059
Oakwood Mortgage Investors, Inc.
0.437% due 06/15/2032		25	23
Residential Asset Mortgage Products Trust
8.500% due 12/25/2031		22	20

Total Asset-Backed Securities (Cost $54,649)			53,955

SOVEREIGN ISSUES 1.5%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2025	BRL	25,000	4,623
Costa Rica Government International Bond
7.000% due 04/04/2044		$700	623

Total Sovereign Issues (Cost $10,591)			5,246

	SHARES
COMMON STOCKS 0.1%
ENERGY 0.1%
SemGroup Corp. ‘A’		7,966	344

Total Common Stocks (Cost $221)			344

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (e) 0.1%			306

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.5%
Federal Home Loan Bank
0.137% due 01/19/2016		$100	100
Freddie Mac
0.106% due 12/01/2015		1,500	1,500

			1,600

U.S. TREASURY BILLS 0.3%
0.124% due 01/28/2016 - 02/25/2016 (b)(j)		1,035	1,035

Total Short-Term Instruments (Cost $2,941)			2,941

Total Investments in Securities (Cost $869,281)			889,379

Total Investments 257.7% (Cost $869,281)			$889,379
Financial Derivative Instruments (g)(i) 0.0% (Cost or Premiums, net $(768))			(127)
Other Assets and Liabilities, net (157.7%)			(544,072)

Net Assets 100.0%			$345,180

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(d)	Restricted Securities:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
KGH Intermediate Holdco LLC	8.500%	08/08/2019	08/07/2014	$4,317	$3,965	1.15%
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	2,600	2,741	0.79

				$6,917	$6,706	1.94%

Borrowings and Other Financing Transactions

(e)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral Received, at Value	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.000%	09/30/2015	10/01/2015	$306	U.S. Treasury Notes 1.875% due 06/30/2020	$(313)	$306	$306

Total Repurchase Agreements						$(313)	$306	$306

(1)	Includes accrued interest.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Reverse Repurchase Agreements
DEU	0.400%	07/28/2015	10/28/2015	$(4,117)	$(4,120)
	0.420	08/04/2015	11/04/2015	(6,000)	(6,004)
	0.450	08/05/2015	10/08/2015	(5,145)	(5,149)
	0.530	09/14/2015	10/14/2015	(40,840)	(40,850)
	0.550	08/27/2015	10/27/2015	(28,017)	(28,032)
	0.570	09/14/2015	10/14/2015	(15,990)	(15,994)
	0.630	09/14/2015	10/14/2015	(8,782)	(8,785)
	0.950	08/11/2015	11/12/2015	(2,748)	(2,752)
	0.950	09/04/2015	12/04/2015	(1,140)	(1,141)
	0.950	09/11/2015	12/11/2015	(8,145)	(8,149)
	0.950	09/16/2015	12/16/2015	(5,380)	(5,382)
JML	1.050	09/11/2015	10/23/2015	(3,665)	(3,667)

Total Reverse Repurchase Agreements					$(130,025)

Sale-Buyback Transactions:

Counterparty	Borrowing Rate	Borrowing Date	Maturity Date	Amount Borrowed (2)	Payable for Sale-Buyback Transactions (3)
GSC	0.700%	09/28/2015	10/02/2015	$(60,920)	$(60,928)
	0.707	09/28/2015	10/02/2015	(40,738)	(40,348)

Total Sale-Buyback Transactions					$(101,276)

(2)	The average amount of borrowings outstanding during the period ended September 30, 2015 was $235,973 at a weighted average interest rate of 0.418%.
(3)	Payable for sale-buyback transactions includes $4 of deferred price drop

(f)	Securities with an aggregate market value of $339,905 have been pledged as collateral under the terms of master agreements as of September 30, 2015.

(g)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation	Asset	Liability
U.S. Treasury 2-Year Note December Futures	Long	12/2015	138	$39	$0	$(8)

Total Futures Contracts				$39	$0	$(8)

Swap Agreements:

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	06/19/2024	CAD	11,200	$1,167	$647	$0	$(3)
Receive	3-Month CAD-Bank Bill	3.500	06/20/2044		4,900	(879)	(704)	0	(2)
Pay	3-Month USD-LIBOR	2.500	06/17/2022		$31,500	1,899	1,064	0	(27)
Receive	3-Month USD-LIBOR	2.250	12/16/2022		108,100	(3,423)	(4,155)	52	0
Receive	3-Month USD-LIBOR	2.500	12/16/2025		86,000	(3,403)	(4,291)	73	0
Receive	3-Month USD-LIBOR	2.750	12/16/2045		38,200	(1,532)	(3,517)	118	0

						$(6,171)	$(10,956)	$243	$(32)

Total Swap Agreements						$(6,171)	$(10,956)	$243	$(32)

(h)	Securities with an aggregate market value of $3,894 and cash of $8,585 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2015.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2015		$26,958	GBP	17,732	$0	$(134)
	11/2015	GBP	17,732		$26,954	134	0
CBK	11/2015		$509	GBP	330	0	(10)
DUB	10/2015	BRL	20,883		$5,256	0	(11)
	10/2015		$5,213	BRL	20,883	55	0
	11/2015	BRL	20,882		$5,160	0	(50)
HUS	10/2015	EUR	23,497		26,777	521	0
JPM	10/2015	BRL	20,882		5,800	533	0
	10/2015		$5,256	BRL	20,882	11	0
	10/2015		210	EUR	187	0	(1)
	11/2015	CAD	106		$80	0	0
SCX	10/2015	GBP	17,732		27,533	709	0
UAG	10/2015		$26,077	EUR	23,310	0	(30)
	11/2015	EUR	23,310		$26,089	30	0

Total Forward Foreign Currency Contracts						$1,993	$(236)

Purchased Options:

Options on Securities

Counterparty	Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
DUB	Put - OTC Fannie Mae 3.500% due 10/01/2045	$77.313	10/07/2015	$45,000	$2	$0
FBF	Put - OTC Fannie Mae 4.500% due 11/01/2045	80.000	10/07/2015	10,000	0	0

					$2	$0

Total Purchased Options					$2	$0

Swap Agreements:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2015 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Indonesia Government International Bond	1.000%	06/20/2019	2.022%	$600	$(20)	$(1)	$0	$(21)
BPS	Petrobras International Finance Co.	1.000	12/20/2019	10.419	3,100	(306)	(626)	0	(932)
DUB	Indonesia Government International Bond	1.000	06/20/2019	2.022	1,200	(42)	(1)	0	(43)
GST	Petrobras Global Finance BV	1.000	09/20/2020	10.372	10	(1)	(2)	0	(3)
HUS	Petrobras International Finance Co.	1.000	12/20/2019	10.419	3,400	(338)	(684)	0	(1,022)
JPM	Indonesia Government International Bond	1.000	06/20/2019	2.022	1,200	(40)	(3)	0	(43)
	Russia Government International Bond	1.000	12/20/2020	3.451	200	(23)	0	0	(23)

						$(770)	$(1,317)	$0	$(2,087)

Total Swap Agreements						$(770)	$(1,317)	$0	$(2,087)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(j)	Securities with an aggregate market value of $1,664 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2015.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2015
Investments in Securities, at Value
Bank Loan Obligations	$0	$8,293	$0	$8,293
Corporate Bonds & Notes
Banking & Finance	0	43,384	20,145	63,529
Industrials	0	10,592	4,148	14,740
Utilities	0	19,021	0	19,021
Municipal Bonds & Notes
West Virginia	0	1,504	0	1,504
U.S. Government Agencies	0	458,799	0	458,799
U.S. Treasury Obligations	0	116,852	0	116,852
Mortgage-Backed Securities	0	144,155	0	144,155
Asset-Backed Securities	0	53,955	0	53,955
Sovereign Issues	0	5,246	0	5,246
Common Stocks
Energy	344	0	0	344
Short-Term Instruments
Repurchase Agreements	0	306	0	306
Short-Term Notes	0	1,600	0	1,600
U.S. Treasury Bills	0	1,035	0	1,035

Total Investments	$344	$864,742	$24,293	$889,379

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	243	0	243
Over the counter	0	1,993	0	1,993
	$0	$2,236	$0	$2,236

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8)	(32)	0	(40)
Over the counter	0	(2,323)	0	(2,323)
	$(8)	$(2,355)	$0	$(2,363)

Totals	$336	$864,623	$24,293	$889,252

There were no significant transfers between Levels 1 and 2 during the period ended September 30, 2015.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2015:

Category and Subcategory	Beginning Balance at 06/30/2015	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2015	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2015 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$21,621	$0	$(28)	$1	$0	$(1,449)	$0	$0	$20,145	$(1,450)
Industrials	4,231	0	(81)	1	0	(3)	0	0	4,148	3

Totals	$25,852	$0	$(109)	$2	$0	$(1,452)	$0	$0	$24,293	$(1,447)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2015	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$20,145	Proxy Pricing	Base Price	100.00 - 103.38
Industrials	3,719	Proxy Pricing	Base Price	100.00
	429	Third Party Vendor	Broker Quote	108.88

Total	$24,293

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2015 may be due to an investment no longer held or categorized as Level 3 at period end.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of the Fund is determined by dividing the total value of portfolio investments and other assets attributable to that Fund, less any liabilities, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the manager to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures (which are discussed below), are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than exchange-traded funds (“ETFs”)), the Fund’s NAV will be calculated based upon the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign (non-U.S.) exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when you cannot purchase, redeem or exchange shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Any assets or liabilities categorized as Level 1 or 2 as of period end that have been transferred between Levels 1 and 2 since the prior period are due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are a result of a change, in the normal course of business, from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services including valuation adjustments applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE (Level 2). Transfers from Level 2 to Level 1 are a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). Transfers from Level 1 to Level 3 are a result of a change from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to the use of a valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market based data (Level 3). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of valuation methods used by third-party pricing services (Level 2) to the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers in and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers in and out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Prior to July 31, 2015, short-term investments having a maturity of 60 days or less and repurchase agreements were generally valued at amortized cost which approximates fair value. Short-term debt instruments having a remaining maturity of 60 days or less are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by a Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Manager that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are unobservable will be calculated based upon the NAVs of such investments and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Discounted cash flow valuation uses an internal analysis based on the Manager’s expectation of future income and expenses, capital structure, exit multiples of a security, and other unobservable inputs which may include contractual and factual loan factors, estimated future payments and credit rating. Significant changes in the unobservable inputs of the models would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Market comparable valuation estimates fair value by applying a valuation multiple to a key performance metric of the company, which may include unobservable inputs such as earnings before interest, taxes, depreciation and amortization (“EBITDA”), the Manager’s assumptions regarding comparable companies and non-public statements from the underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2015, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years ending in 2012-2014, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2015, the aggregate cost and the net unrealized appreciation (depreciation) of investments for federal income tax purposes are as follows (amounts in thousands†):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$870,046	$32,560	$(13,227)	$19,333

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FBF	Credit Suisse International	JPM	JPMorgan Chase Bank N.A.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	SCX	Standard Chartered Bank
CBK	Citibank N.A.	GST	Goldman Sachs International	SSB	State Street Bank
DEU	Deutsche Bank Securities, Inc.	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	JML	JP Morgan Securities Plc

Currency Abbreviations:
BRL	Brazilian Real	EUR	Euro	USD (or $)	United States Dollar
CAD	Canadian Dollar	GBP	British Pound

Exchange Abbreviations:
OTC	Over the Counter

Other Abbreviations:
ALT	Alternate Loan Trust	LIBOR	London Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Strategic Income Fund, Inc.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 24, 2015

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 24, 2015

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 24, 2015